BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.

ARTICLES OF AMENDMENT

AMENDING THE ARTICLES SUPPLEMENTARY ESTABLISHING AND FIXING
THE RIGHTS AND PREFERENCES OF
VARIABLE RATE MUNI TERM PREFERRED SHARES

This is to certify that:

First: The charter of BlackRock Muni Intermediate Duration Fund, Inc., a Maryland corporation (the “Corporation”), is amended by these Articles of Amendment, which amend the Articles Supplementary Establishing and Fixing the Rights and Preferences of Variable Rate Muni Term Preferred Shares, dated as of December 6, 2012, as amended to date (the “Articles Supplementary”).

Second: The charter of the Corporation is hereby amended by deleting the definition of “Ratings Spread” in the Articles Supplementary and replacing it with the following definition:

“Ratings Spread” means, with respect to any Rate Period for any Series of VMTP Shares, the percentage per annum set forth opposite the highest applicable credit rating assigned to such Series, unless the lowest applicable credit rating is at or below A1/A+, in which case it shall mean the percentage per annum set forth opposite the lowest applicable credit rating assigned to such Series, by either Moody’s (if Moody’s is then rating the VMTP Shares at the request of the Corporation), Fitch (if Fitch is then rating the VMTP Shares at the request of the Corporation) or Other Rating Agency (if such Other Rating Agency is then rating the VMTP Shares at the request of the Corporation) in the table below on the Rate Determination Date for such Rate Period:

Moody’s/Fitch*	Percentage
Aa2/AA to Aaa/AAA	0.95%
Aa3/AA-	0.95%
A1/A+	1.30%
A2/A	1.55%
A3/A-	1.70%
Baa1/BBB+	2.05%
Baa2/BBB	2.30%
Baa3/BBB-	2.80%
Non-investment grade or NR	3.30%

* And/or the equivalent ratings of an Other Rating Agency then rating the VMTP Shares at the request of the Corporation.

            Third: The charter of the Corporation is hereby amended by adding the definition of “Redemption Premium” in the Articles Supplementary as follows:

“Redemption Premium” means with respect of a Series W-7 VMTP Share rated above A1/A+ and its equivalent by all Rating Agencies then rating such Series W-7 VMTP Share at the request of the Corporation and subject to any redemption, other than redemptions required to comply with Minimum Asset Coverage requirements or exceed compliance with the Minimum Asset Coverage requirements up to 240%, an amount equal to:

(a)        if such Redemption Date is less than 18 months but greater than or equal    to 15 months from the Term Redemption Date, the product of 2% and the            Liquidation Preference of the Series W-7 VMTP Shares subject to        redemption; and

(b)        if such Redemption Date is less than 15 months but greater than or equal    to 12 months from the Term Redemption Date, the product of 1% and the            Liquidation Preference of the Series W-7 VMTP Shares subject to        redemption.

Any VMTP Share exchanged for the preferred share of a surviving entity in connection with a reorganization, merger, or redomestication of the Corporation in another state that had been previously approved by the Holders of VMTP Shares or that otherwise does not require the vote or consent of the Holders of VMTP Shares shall not be subject to the Redemption Premium.

Fourth: The charter of the Corporation is hereby amended by deleting the definition of “Redemption Price” in the Articles Supplementary in its entirety and replacing it with the following:

“Redemption Price” means the sum of (i) the Liquidation Preference, (ii) accumulated but unpaid dividends thereon (whether or not declared) to, but not including, the date fixed for redemption and (iii) the Redemption Premium, if any.

Fifth: The charter of the Corporation is hereby amended by deleting Section 5(c) in the Articles Supplementary in its entirety and replacing it with the following:

Notwithstanding Sections 5(a) and 5(b) of these Articles Supplementary, except as may be otherwise expressly provided by Sections 5(f), 5(g) or 5(h) of these Articles Supplementary or as otherwise required by Applicable Law, the provisions of these Articles Supplementary set forth under (x) the caption “Designation” (but only with respect to any VMTP Shares already issued and Outstanding), (y) Sections 1(a) (but only with respect to any VMTP Shares already issued and Outstanding), 2(a), 2(b), 2(c), 2(d), 2(e)(i), 2(e)(ii), 2(k), 3(b), 8, 10(a)(i), 10(b)(i), 10(h), 11(a), 11(b) or 11(c) of these Articles Supplementary and (z) the definitions “Additional Amount”, “Applicable Base Rate”, “Applicable Rate”, “Dividend Payment Date”, “Dividend Period”, “Effective Leverage Ratio”, “Failure to Deposit”, “Gross-up Payment”, “Liquidation Preference”, “Maximum Rate”, “Outstanding”, “Rate Determination Date”, “Ratings Spread”, “Redemption Premium”, “Redemption Price”, “Subsequent

Rate Period” or “Term Redemption Date” (i) (A) may be amended so as to adversely affect the amount, timing, priority or taxability of any dividend, redemption or other payment or distribution due to the Holders or (B) may amend the definition of “Effective Leverage Ratio” or the calculation thereof, in each case, only upon the affirmative vote or written consent of (1) a majority of the Board of Directors and (2) the Total Holders and (ii) may be otherwise amended upon the affirmative vote or written consent of (1) a majority of the Board of Directors and (2) the holders of 66 2/3% of the Outstanding VMTP Shares.

Sixth: The charter of the Corporation is hereby amended by deleting Section 10(a)(i) of the Articles Supplementary in its entirety and replacing it with the following:

Subject to the provisions of subparagraph (iii) of this paragraph (a), VMTP Shares of any Series may be redeemed, at the option of the Corporation, at any time, as a whole or from time to time in part, out of funds legally available therefor under Applicable Law and otherwise in accordance with Applicable Law, at the Redemption Price; provided, however, that (A) VMTP Shares may not be redeemed in part if after such partial redemption fewer than 50 VMTP Shares of such Series would remain outstanding; (B) VMTP Shares are not redeemable by the Corporation during the Initial Rate Period; and (C) Series W-7 VMTP Shares are not redeemable by the Corporation from the period beginning January 4, 2021 through December 31, 2021.

Seventh: The charter of the Corporation is hereby amended by deleting Section 10(a)(iii) of the Articles Supplementary in its entirety and replacing it with the following:

The Corporation may not on any date send a Notice of Redemption pursuant to paragraph (c) of this Section 10 in respect of a redemption contemplated to be effected pursuant to this paragraph (a) unless on such date (A) the Corporation has available Deposit Securities with maturity or tender dates not later than the day preceding the applicable Redemption Date and having a Market Value not less than the amount (including any applicable Redemption Premium) due to Holders of VMTP Shares by reason of the redemption of such VMTP Shares on such Redemption Date and (B) the Discounted Value of Moody’s Eligible Assets (if Moody’s is then rating the VMTP Shares at the request of the Corporation), the Discounted Value of Fitch Eligible Assets (if Fitch is then rating the VMTP Shares at the request of the Corporation) and the Discounted Value of Other Rating Agency Eligible Assets (if any Other Rating Agency is then rating the VMTP Shares at the request of the Corporation) each at least equals the Basic Maintenance Amount, and would at least equal the Basic Maintenance Amount immediately subsequent to such redemption if such redemption were to occur on such date. For purposes of determining in clause (B) of the preceding sentence whether the Discounted Value of Moody’s Eligible Assets at least equals the Basic Maintenance Amount, the Moody’s Discount Factors applicable to Moody’s Eligible Assets shall be determined by reference to the first Exposure Period (as defined in the Moody’s Guidelines) longer than the Exposure Period then applicable to the Corporation, as described in the definition of Moody’s Discount Factor herein.

Eighth: These Articles of Amendment shall be effective as of January 4, 2021.

Ninth: The amendment to the charter of the Corporation as set forth above in these Articles of Amendment has been duly advised by the board of directors of the Corporation and approved by the stockholders of the Corporation as and to the extent required by law and in accordance with the charter of the Corporation.

IN WITNESS WHEREOF, BlackRock Muni Intermediate Duration Fund, Inc. has caused these Articles of Amendment to be signed as of December 30, 2020 in its name and on its behalf by the person named below who acknowledges that these Articles of Amendment are the act of the Corporation and, to the best of such person’s knowledge, information and belief and under penalties for perjury, all matters and facts contained in these Articles of Amendment are true in all material respects.

BlackRock Muni Intermediate Duration Fund, Inc.

By: /s/ Jonathan Diorio
       Name:  Jonathan Diorio
       Title:    Vice President

ATTEST:

 /s/ Janey Ahn
Name:    Janey Ahn
Title:      Secretary